Plan Amendment	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Plan Amendment	Plan Amendment
The Plan was amended to provide for the merger of Enterprise Bancorp, Inc. (“Enterprise”) employees into the Company. The amendment includes provisions for determining benefits for certain former Enterprise employees effective July 1, 2025. In accordance with the Plan, qualified contributions can be rolled into the Plan. Rollover contributions from the Enterprise plan are included in the Statement of Changes of Net Assets Available for Benefits for the year ended December 31, 2025.
Additionally, former Enterprise employees who were participants in Enterprise’s 401(k) plan and were retained subsequent to the acquisition were permitted to transfer any outstanding note receivable balances and/or self- directed brokerage account balances to the Plan. Consequently, the amount of notes receivable from participants and self-directed brokerage account balances transferred to the Plan during the year ended December 31, 2025 was $777,529 and $49,499, respectively.